SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 30, 2011 week M	Oct. 31, 2010 week	Oct. 25, 2009 week
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of weeks in a fiscal year	52	53	52
Cash and Cash Equivalents
Maximum term of original maturity to classify instruments as cash equivalents (in months)	3
Rabbi trust
Investments
Gains (Losses) related to securities held	1.2	5.4	15.3
Short-term marketable securities
Investments
Gains (Losses) related to securities held	0.5	0.6